Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Detailed Information About Earnings Per Share
Earnings per share were as follows:

	for the years ended
	December 31, 2022	December 31, 2021	December 31, 2020
Consolidated net profit/loss in € thousand	-73,782	-45,477	-19,770
Weighted-average number of ordinary shares, basic and diluted	5,435,839	4,250,135	3,349,403
Basic and diluted earnings per share in €	-13.57	-10.70	-5.90